Baillie Gifford Global Alpha Equity Fund
Baillie Gifford Global Alpha Equity Fund
Investment Objective
The Global Alpha Equity Fund seeks capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Baillie Gifford Global Alpha Equity Fund	Class 1	Class 2	Class 3	Class 4	Class 5
Purchase Fees (as a percentage of amount purchased)	0.15%	0.15%	0.15%	0.15%	0.15%
Redemption Fee (as a percentage of amount redeemed)	0.10%	0.10%	0.10%	0.10%	0.10%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Baillie Gifford Global Alpha Equity Fund		Class 1		Class 2	Class 3	Class 4		Class 5
Management Fees		0.40%		0.40%	0.40%	0.40%		0.40%
Service Fees	[1]	0.25%		0.17%	0.10%	0.07%		0.02%
Other Expenses		0.09%	[2]	0.09%	0.09%	0.09%	[2]	0.09%	[2]
Total Annual Fund Operating Expenses		0.74%		0.66%	0.59%	0.56%		0.51%
[1]	Service Fees differ between Classes to reflect varying levels of shareholder service fees payable to the Manager, as described in detail under "Share Classes - Shareholder Service Fees" below.
[2]	Classes 1, 4 and 5 were unfunded as of December 31, 2015, therefore Other Expenses have been estimated for these Classes based on the Other Expenses of Class 2 shares.

Example of Expenses

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  It assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem all of your shares, or do not redeem any shares, at the end of those periods.  It also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The assumed 5% annual return in the Example should not be considered a representation of investment performance, as actual performance will depend upon actual investment results of securities held in the Fund’s portfolio.  Your actual costs may be higher or lower than the Example indicates.

Assuming you redeemed all of your shares at the end of each period, your expenses would be:
Expense Example - Baillie Gifford Global Alpha Equity Fund - USD ($)	1 year	3 years	5 years	10 years
Class 1	101	262	438	947
Class 2	93	237	395	852
Class 3	86	215	356	767
Class 4	83	206	340	731
Class 5	78	190	312	670

Assuming you did not redeem any of your shares at the end of each period, your expenses would be:
Expense Example No Redemption - Baillie Gifford Global Alpha Equity Fund - USD ($)	1 year	3 years	5 years	10 years
Class 1	90	251	426	932
Class 2	82	226	382	836
Class 3	75	204	344	752
Class 4	72	194	327	715
Class 5	67	178	300	655

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Fund’s performance.  During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

The Fund will seek to meet its objective through investments in an international portfolio of common stocks and other equity securities of issuers located in countries of developed and emerging markets.  The Fund will engage in the active management of its portfolio by making investments in selected businesses which the portfolio managers believe may grow and enjoy sustainable competitive advantages in their markets. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund will invest in a diversified portfolio of exchange-traded securities issued by companies predominantly located in countries contained in the MSCI ACWI Index, cash and cash equivalents. The Fund will invest primarily in common stocks and other equity securities of companies whose principal activities are in the U.S., Canada, Latin America, Europe, Australasia, Africa, the Middle East and/or the Far East.  The Fund will ordinarily invest in securities of issuers located in at least three different countries.  The Fund may invest in stocks of any market capitalization.  See “Other Important Information About the Funds” below for additional detail on how the Fund classifies the location of issuers in which it invests.  Currency hedging is permitted, at the discretion of the Manager, to attempt to preserve the Fund’s investments in U.S. dollar terms, and may include utilization of forward foreign currency transactions or other currency instruments, such as options.  The Fund will aim to remain fully invested in equities, holding cash and cash equivalents primarily during periods of investment reallocation, or as a result of admissions to or withdrawals from the Fund.

Principal Risks

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Primary Investment Risks.”

– Management and Operational Risk – The value of the Fund’s investments will be affected by the techniques and analyses of the Fund’s portfolio managers. The Fund also runs the risk that the portfolio managers’ assessment of an investment may be wrong or that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

– Market Risk – The value of the Fund’s investments will be affected by fluctuations in the stock markets in which the Fund is invested, factors affecting a particular industry or industries, real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

– Equity Securities Risk – Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

– Foreign Investment Risk and Emerging Markets Risk – Foreign securities, and, in particular, emerging markets securities, are subject to additional risks, including less liquidity, increased volatility, less transparency, withholding or other taxes, increased vulnerability to adverse changes in local and global economic conditions, less regulation, and possible fluctuation in value due to adverse political conditions. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries.

– Investment Correlation Risk – Should the Fund focus its investments in countries, regions, sectors, or companies that are closely correlated with one another, this could create more risk than if the Fund’s investments were less correlated.

– Currency and Hedging Risk – Fluctuations in the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies due to changing currency exchange rates can adversely affect the Fund’s value. In addition, hedging a foreign currency can have a negative effect on performance if the U.S. dollar declines in value relative to that currency or if the currency hedging is otherwise ineffective.

– Liquidity Risk – The Fund’s investments may be subject to low trading volume, lack of a market maker, large position size, or regulatory restrictions.  As a result, it may not be possible to sell an investment at a particular time or at an acceptable price.

– Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in foreign and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

– Operational and Technology Risk – Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark and an additional broad-based international stock index selected by the Manager. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements. After-tax returns are shown for only Class 3 shares, and after-tax returns for other Classes will vary. Past performance (before and after taxes) is not an indication of future performance.

During the periods shown in the bar chart, the highest quarterly return was 13.39% (for the calendar quarter ended March 31, 2012) and the lowest quarterly return was -9.14% (for the calendar quarter ended September 30, 2015).

Average Annual Total Returns for Periods Ended December 31, 2015
Average Annual Returns - Baillie Gifford Global Alpha Equity Fund		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception [1]	Average Annual Returns, Inception Date
Class 3		1.84%	12.15%	Nov. 15, 2011
Class 1	[2]	1.69%	12.00%	Nov. 15, 2011
Class 2	[3]	1.75%	12.07%	Nov. 15, 2011
Class 4	[4]	1.84%	12.15%	Nov. 15, 2011
Class 5	[5]	1.84%	12.15%	Nov. 15, 2011
After Taxes on Distributions | Class 3		1.34%	11.18%
After Taxes on Distributions and Sale of Fund Shares | Class 3		1.45%	9.38%
MSCI ACWI Index		(1.84%)	9.71%	Nov. 15, 2011
FTSE AW Index		(1.65%)	9.79%	Nov. 15, 2011
[1]	The Fund commenced operations on November 15, 2011.
[2]	Performance for Class 1 shares, which were unfunded as of December 31, 2015, is derived from the historical performance of Class 3 shares and has been adjusted for the higher shareholder servicing fees applicable to Class 1 shares.
[3]	Performance for Class 2 shares prior to their date of inception (January 6, 2013) is derived from the historical performance of Class 3 shares, and has been adjusted for the higher shareholder servicing fees applicable to Class 2 shares.
[4]	Performance for Class 4 shares, which were unfunded as of December 31, 2015, is derived from the historical performance of Class 3 shares and has not been adjusted for the lower shareholder servicing fees applicable to Class 4 shares; had it returns would have been higher.
[5]	Performance for Class 5 shares, which were unfunded as of December 31, 2015, is derived from the historical performance of Class 3 shares and has not been adjusted for the lower shareholder servicing fees applicable to Class 5 shares; had it returns would have been higher.